Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of future lease payments under operating leases

As of December 31,
2021
$
2022	5,669,304
2023	5,023,855
2024	4,388,881
2025	4,360,963
2026	4,287,103
Then thereafter	5,610,325

Total future lease payments	29,340,431
Impact of discounting remaining lease payments	(4,320,896)

Total lease liabilities	25,019,535
Lease liabilities, current	5,581,648
Lease liabilities, non-current	19,437,887